Madison/Mosaic Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
480/443-9537

November 26, 2010

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Mosaic Government Money Market Trust
     File No. 811-02910
     Form N-CSR Filing

Dear Sir/Madam:

Filed electronically herein in html format is the registrant's certified financial statement (annual report), together with applicable certifications and required additional disclosures.

If you have any questions, please call me.

Respectfully submitted,

(signature)

W. Richard Mason
CCO and Corporate Counsel

Enclosures